Details of Significant Accounts - Summary of Amounts Recognized in Balance Sheet (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Net defined benefit liability	$ 4,435	$ 158	$ 5,597	$ 5,504
Present Value of Defined Benefit Obligations
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Net defined benefit liability	8,195	292	7,402	7,064
Fair Value of Plan Assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Net defined benefit liability	$ (3,760)	$ (134)	$ (1,805)	$ (1,560)